Consolidated Reinsurance	12 Months Ended
Dec. 31, 2015
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Consolidated Reinsurance
Metropolitan Life Insurance Company
(A Wholly-Owned Subsidiary of MetLife, Inc.)
Schedule IV
Consolidated Reinsurance
December 31, 2015, 2014 and 2013
(In millions)

	Gross Amount	Ceded	Assumed	Net Amount	% Amount Assumed to Net
2015
Life insurance in-force	$3,035,399	$361,355	$811,435	$3,485,479	23.3%
Insurance premium
Life insurance (1)	$14,449	$1,143	$1,638	$14,944	11.0%
Accident & health insurance	7,048	99	41	6,990	0.6%
Total insurance premium	$21,497	$1,242	$1,679	$21,934	7.7%
2014
Life insurance in-force	$2,935,363	$372,886	$830,980	$3,393,457	24.5%
Insurance premium
Life insurance (1)	$14,135	$1,159	$1,630	$14,606	11.2%
Accident & health insurance	6,828	93	43	6,778	0.6%
Total insurance premium	$20,963	$1,252	$1,673	$21,384	7.8%
2013
Life insurance in-force	$2,940,853	$401,576	$844,946	$3,384,223	25.0%
Insurance premium
Life insurance (1)	$13,820	$1,187	$1,423	$14,056	10.1%
Accident & health insurance	6,470	97	46	6,419	0.7%
Total insurance premium	$20,290	$1,284	$1,469	$20,475	7.2%

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(1)	Includes annuities with life contingencies.
For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $23.1 billion and $276.7 billion, respectively, and life insurance premiums of $40 million and $701 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $23.9 billion and $277.9 billion, respectively, and life insurance premiums of $36 million and $681 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $26.1 billion and $259.6 billion, respectively, and life insurance premiums of $45 million and $451 million, respectively.